Schedule of Accounts payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Professional service fees	$ 1,615	$ 2,246	$ 1,308
Accrued directors & officers insurance	1,066
Convertible promissory note payable	804
Option liability, current portion	742
Notes payable, current portion	177
Other	131		6
Accounts payable	35
Payroll	33	338	921
Income taxes payable
Total current liabilities	$ 4,603	$ 2,584	$ 2,235